Description of Business and Basis of Presentation (Details) (USD $)	12 Months Ended			6 Months Ended	1 Months Ended		3 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 20, 2012	Jul. 02, 2014	Oct. 31, 2014	Feb. 28, 2014	Jun. 30, 2014	Feb. 02, 2015	Sep. 30, 2014	Dec. 31, 2014	Jul. 01, 2014
Basis Of Presentation [Abstract]
Master limited partnership, general partner ownership percentage			2.00%
Changes in ownership of consolidated subsidiaries, net	$ 44,000,000	$ (243,000,000)
Common Management Transaction [Member]
Basis Of Presentation [Abstract]
Revenue from Related Parties	115,000,000	131,000,000
Access Midstream Partners Acquisition [Member]
Description Of Business [Abstract]
Payments to Acquire Businesses, Gross				5,995,000,000
Basis Of Presentation [Abstract]
Master limited partnership, general partner ownership percentage				2.00%
Canada Acquisition [Member]
Description Of Business [Abstract]
Number Of Limited Partner Units Received1						25,577,521
Basis Of Presentation [Abstract]
Proceeds from Divestiture of Businesses						56,000,000	31,000,000
Number Of Limited Partner Units Received1						25,577,521
Payments for Previous Acquisition					56,000,000
Reduction in incentive distribution rights payment					2,000,000
Limited Partner [Member] | Access Midstream Partners Acquisition [Member]
Description Of Business [Abstract]
Number Of Limited Partner Units Received1				55,100,000
Basis Of Presentation [Abstract]
Number Of Limited Partner Units Received1				55,100,000
General Partner [Member]
Basis Of Presentation [Abstract]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage	100.00%									100.00%
General Partner [Member] | Access Midstream Partners Acquisition [Member]
Description Of Business [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired											50.00%
Capital in excess of par value [Member]
Basis Of Presentation [Abstract]
Changes in ownership of consolidated subsidiaries, net	(73,000,000)	409,000,000
Noncontrolling Interest [Member]
Basis Of Presentation [Abstract]
Changes in ownership of consolidated subsidiaries, net	137,000,000	(652,000,000)
Deferred Income Taxes [Member]
Basis Of Presentation [Abstract]
Income Tax Effects Allocated Directly to Equity, Other	44,000,000
Accumulated Other Comprehensive Income (Loss) [Member]
Basis Of Presentation [Abstract]
Changes in ownership of consolidated subsidiaries, net	(20,000,000)	0
Gulfstream Natural Gas System, L.L.C.[Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	50.00%									50.00%
Utica East Ohio Midstream, LLC [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	49.00%									49.00%
Delaware Basin Gas Gathering System [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	50.00%									50.00%
Appalachia Midstream Services, LLC [Member]
Description Of Business [Abstract]
Number Of Gathering Systems	11
Laurel Mountain Midstream, LLC [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	69.00%									69.00%
Discovery Producer Services LLC [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	60.00%									60.00%
Overland Pass Pipeline Company LLC [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	50.00%									50.00%
Williams Partners L.P. [Member]
Basis Of Presentation [Abstract]
Master limited partnership, general partner ownership percentage						2.00%
Williams Partners L.P. [Member] | Merger [Member] | Publicly Held WPZ Common Units into ACMP Common Units [Member] | Subsequent Event [Member]
Description Of Business [Abstract]
Conversion Ratio								0.86672
Williams Partners L.P. [Member] | Merger [Member] | Privately Held WPZ Units Into ACMP Common Units [Member] | Subsequent Event [Member]
Description Of Business [Abstract]
Conversion Ratio								0.80036
Williams Partners L.P. [Member] | Merger [Member] | ACMP Units Into Merged Partnership Units [Member] | Subsequent Event [Member]
Description Of Business [Abstract]
Conversion Ratio								1.06152
Williams Partners L.P. [Member] | Merger [Member] | Class D WPZ Units Into WPZ Common Units [Member] | Subsequent Event [Member]
Description Of Business [Abstract]
Conversion Ratio								1
Williams Partners L.P. [Member] | Private Placement [Member]
Basis Of Presentation [Abstract]
Sale Of Stock Number Of Shares Issued In Transaction									1,080,448
Williams Partners L.P. [Member] | General and Limited Partner [Member]
Description Of Business [Abstract]
Master limited partnership ownership percentage	66.00%
Williams Partners L.P. [Member] | General and Limited Partner [Member] | Merger [Member] | Subsequent Event [Member]
Description Of Business [Abstract]
Master limited partnership ownership percentage								60.00%
Access Midstream Partners Lp [Member] | Access Midstream Partners Acquisition [Member]
Basis Of Presentation [Abstract]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage											26.00%
Access Midstream Partners Lp [Member] | General and Limited Partner [Member]
Description Of Business [Abstract]
Master limited partnership ownership percentage										51.00%
Access Midstream Partners Lp [Member] | Limited Partner [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage			24.00%
Basis Of Presentation [Abstract]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage	50.00%									50.00%
Williams Partners [Member]
Description Of Business [Abstract]
Number Of Interstate Natural Gas Pipelines	2
Williams Partners [Member] | Gulfstream Natural Gas System, L.L.C.[Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	50.00%									50.00%
Williams Partners [Member] | Utica East Ohio Midstream, LLC [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	49.00%									49.00%
Williams Partners [Member] | Delaware Basin Gas Gathering System [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	50.00%									50.00%
Williams Partners [Member] | Appalachia Midstream Services, LLC [Member]
Description Of Business [Abstract]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	45.00%
Number Of Gathering Systems	$ 11
Williams Partners [Member] | Laurel Mountain Midstream, LLC [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	69.00%									69.00%
Williams Partners [Member] | Caiman Energy II [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	58.00%									58.00%
Williams Partners [Member] | Discovery Producer Services LLC [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	60.00%									60.00%
Williams Partners [Member] | Overland Pass Pipeline Company LLC [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	50.00%									50.00%
Williams Partners [Member] | Constitution Pipeline Company LLC [Member]
Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage	41.00%